Deferred Income Tax Assets and Liabilities - Accumulated non-capital losses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 CAD ($)
Canada
Deferred Income Tax Assets and Liabilities
Gross amount	$ 10,060
Canada | Bottom of range
Deferred Income Tax Assets and Liabilities
Expiration period for estimated accumulated non capital losses	2037
Canada | Top of range
Deferred Income Tax Assets and Liabilities
Expiration period for estimated accumulated non capital losses	2042
Germany
Deferred Income Tax Assets and Liabilities
Gross amount	$ 603
Expiration dates for estimated accumulated non capital losses	Indefinite
Malta
Deferred Income Tax Assets and Liabilities
Gross amount	$ 83,696
Amount for which no deferred income tax asset is recognized	$ 56,541
Expiration dates for estimated accumulated non capital losses	Indefinite
Africa
Deferred Income Tax Assets and Liabilities
Gross amount	$ 13,278
Africa | Bottom of range
Deferred Income Tax Assets and Liabilities
Expiration period for estimated accumulated non capital losses	2031
Africa | Top of range
Deferred Income Tax Assets and Liabilities
Expiration period for estimated accumulated non capital losses	2037
China
Deferred Income Tax Assets and Liabilities
Gross amount	$ 828
China | Bottom of range
Deferred Income Tax Assets and Liabilities
Expiration period for estimated accumulated non capital losses	2026
China | Top of range
Deferred Income Tax Assets and Liabilities
Expiration period for estimated accumulated non capital losses	2029